Business Combinations - Summary of Subsidiary Acquired (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the assembly, testing and turnkey services of integrated circuits
Date of Acquisition	Apr. 30, 2018
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 168,440,585
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the manufacturing of integrated circuit
Date of Acquisition	Apr. 30, 2019
Proportion of Voting Equity Interests Acquired	50.97%	50.97%
Cash Consideration	$ 250,000	$ 8,358
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the production of embedded substrate
Date of Acquisition	Apr. 26, 2019
Proportion of Voting Equity Interests Acquired	51.00%	51.00%
Cash Consideration	$ 0	$ 0
UGPL [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in designing, miniaturization, material sourcing, manufacturing, logistics, and after services of electronic devices and modules
Date of Acquisition	Oct. 31, 2019
Proportion of Voting Equity Interests Acquired	60.00%	60.00%
Cash Consideration	$ 313,057	$ 10,467